Provisions and Other Contingencies - Schedule of Provisions For Post Sales Client Support and Other Provisions (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of other provisions [abstract]
Post sales client support and other provisions	$ 159	$ 129